Pension (Details) - Defined Benefit Plan Other Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Minimum
Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	(0.09%)	0.54%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost
Discount rate	(0.09%)	0.54%
Expected long-term return on plan assets	(0.09%)	0.54%
Maximum
Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	(0.14%)	0.42%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost
Discount rate	(0.14%)	0.42%
Expected long-term return on plan assets	(0.14%)	0.42%
Defined Benefit Plans
Amounts recognized in balance sheets [Abstract]
Other assets – noncurrent	$ 0.0	$ 0.3
Net pension asset	0.0	0.3
Net amount recognized	0.0	0.3
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Interest cost	0.9	1.9
Expected return on plan assets	(0.9)	(1.9)
Net pension expense	0.0	0.0
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets [Abstract]
Projected benefit obligation	184.0	169.0
Accumulated benefit obligation	184.0	169.0
Fair value of plan assets	$ 184.0	$ 169.3